Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Stock Option Activity and Related Information

	Year ended December 31
	2022		2021
Options	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price

Outstanding, beginning of year	3,021,672	$1.56	961,954	$0.94
Granted	156,400	10.64	2,116,120	1.99
Exercised	(903,400)	1.27	(11,938)	0.56
Forfeited	-	-	(44,464)	8.74
Outstanding, end of year	2,274,672	$2.30	3,021,672	$1.56
Exercisable, end of year	749,498	$1.69	748,438	$1.29

Summary of Fair Value and Weighted Average Assumptions of the Options Granted

	Year ended December 31
	2022	2021
Average fair value of Options granted (per Option)	$6.56	$1.11
Expected volatility	87.0%	86.9%
Expected life of Options (years)	3.9	3.4
Expected forfeiture rate	0.3%	0.5%

Summary of Share-Based Compensation

	Year ended December 31
	2022	2021
DSUs	$9.5	$10.3
PSUs	8.0	4.3
NTIP	5.9	2.5
Cash settled share-based incentive plans	$23.4	$17.1

RSUs	$3.4	$1.1
Options	1.3	1.2
Equity settled share-based incentive plans	4.7	2.3
Share-based compensation	$28.1	$19.4

Restricted share unit plan [member]
Statement [LineItems]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")
Obsidian Energy awards RSU grants under the RPSU plan whereby employees receive consideration that fluctuates based on the Company’s share price on the Toronto Stock Exchange (“TSX”). Consideration can be in the form of cash or shares purchased on the open market or issued from treasury.

	Year ended December 31
RSUs (number of shares equivalent)	2022	2021

Outstanding, beginning of year	1,167,351	2,355,408
Granted	537,225	190,500
Vested	(784,514)	(1,344,672)
Forfeited	(45,932)	(33,885)
Outstanding, end of year	874,130	1,167,351

Summary of Weighted Average Assumptions of RPSU Plan Units Under Equity Method
The fair value and weighted average assumptions of the RSUs granted during the yea
rs
 were as follows:

	Year ended December 31
	2022	2021
Average fair value of RSUs granted (per RSU)	$10.59	$1.99
Expected life of RSUs (years)	2.9	1.0
Expected forfeiture rate	0.5%	nil

PSU Plan [member]
Statement [LineItems]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

	Year ended December 31
PSUs (number of shares equivalent)	2022	2021

Outstanding, beginning of year	1,138,465	453,845
Granted	124,610	684,620
Vested	(181,018)	-
Forfeited	(133,017)	-
Outstanding, end of year	949,040	1,138,465

Summary of Share Based Compensation Recognized Liabilities

	As at December 31
PSU liability	2022	2021
Current	$5.2	$0.2
Non-current	6.1	4.2
Total	$11.3	$4.4

Non-Treasury Incentive Awards Plan [member]
Statement [LineItems]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

	Year ended December 31
NTIP Restricted Awards	2022	2021

Outstanding, beginning of year	1,093,800	-
Granted	3,400	1,120,660
Vested	(363,871)	-
Forfeited	(44,101)	(26,860)
Outstanding, end of year	689,228	1,093,800

Summary of Share Based Compensation Recognized Liabilities

	As at December 31
NTIP liability	2022	2021
Current	$2.6	$1.4
Non-current	1.8	1.1
Total	$4.4	$2.5

Deferred Share Units Plan
Statement [LineItems]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

	Year ended December 31
Deferred Share Units	2022	2021

Outstanding, beginning of year	2,018,499	2,087,580
Granted	42,509	239,754
Exercised	(249,763)	(308,835)
Outstanding, end of year	1,811,245	2,018,499

Summary of Share Based Compensation Recognized Liabilities

	As at December 31
DSU Liability	2022	2021
Current	$16.6	$10.7
Non-current	-	-
Total	$16.6	$10.7